Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Lease Expense and Supplemental Cash Flow Information
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Components of lease expense
Operating lease cost	4,014	4,428	4,869
Short-term lease	62	52	100

Total lease expenses	4,076	4,480	4,969

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	3,913	4,497	4,843

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	3,503	1,300	19,166

Schedule of Maturities of Lease Liabilities
$ thousands

2024	3,937
2025	3,379
2026	2,665
2027	2,465
2028 and thereafter	7,886
Total operating lease payments	20,332
Less: imputed interest	2,727
Present value of lease liability	17,605